Guarantor and Non-Guarantor Supplemental Financial Information - Prior period restatement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	$ 154,934		$ 105,021
Investment in subsidiaries	0		0
Total assets	2,715,971		2,547,662
Current liabilities	289,020		185,191
Total (deficit) equity	(409,849)		(245,182)
Total liabilities and stockholders’ (deficit) equity	2,715,971		2,547,662
Investment in subsidiary	0	$ 0
Net cash used in investing activities	(12,002)	(4,897)
Intercompany payable	0	0
Net cash provided by (used in) financing activities	103,223	295,758
Net increase (decrease) in cash and cash equivalents	(42,050)	118,847
Cash and cash equivalents	1,470	121,406	43,520	$ 2,559
Reportable Legal Entities | APX Group, Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	4,454		25,136
Investment in subsidiaries	2,210,678		2,228,903
Total assets	2,218,645		2,258,565
Current liabilities	17,269		17,047
Total (deficit) equity	(409,849)		(245,182)
Total liabilities and stockholders’ (deficit) equity	2,218,645		2,258,565
Investment in subsidiary	(129,560)	(187,004)
Net cash used in investing activities	(129,560)	(187,004)
Intercompany payable	0	0
Net cash provided by (used in) financing activities	109,099	299,714
Net increase (decrease) in cash and cash equivalents	(20,461)	112,710
Cash and cash equivalents	4,219	115,009	24,680	2,299
Reportable Legal Entities | APX Group, Inc. | Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	187,064
Investment in subsidiaries	970,796
Total assets	1,161,373
Current liabilities	(1,040,003)
Total (deficit) equity	(409,849)
Total liabilities and stockholders’ (deficit) equity	1,161,373
Investment in subsidiary	(2,380)
Net cash used in investing activities	(2,380)
Intercompany payable	0
Net cash provided by (used in) financing activities	109,099
Net increase (decrease) in cash and cash equivalents	106,719
Cash and cash equivalents	131,399
Reportable Legal Entities | Guarantor Subsidiaries
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	232,076		143,954
Investment in subsidiaries	0		0
Total assets	2,647,651		2,455,592
Current liabilities	277,575		160,956
Total (deficit) equity	2,162,526		2,186,091
Total liabilities and stockholders’ (deficit) equity	2,647,651		2,455,592
Investment in subsidiary	0	0
Net cash used in investing activities	(12,002)	(4,897)
Intercompany payable	129,560	187,004
Net cash provided by (used in) financing activities	127,036	189,670
Net increase (decrease) in cash and cash equivalents	(21,762)	8,112
Cash and cash equivalents	(3,576)	6,171	18,186	(1,941)
Reportable Legal Entities | Guarantor Subsidiaries | Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	(952,377)
Investment in subsidiaries	0
Total assets	1,463,198
Current liabilities	333,004
Total (deficit) equity	922,644
Total liabilities and stockholders’ (deficit) equity	1,463,198
Investment in subsidiary	0
Net cash used in investing activities	(12,002)
Intercompany payable	2,380
Net cash provided by (used in) financing activities	(144)
Net increase (decrease) in cash and cash equivalents	(148,942)
Cash and cash equivalents	(130,756)
Eliminations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	(105,914)		(67,799)
Investment in subsidiaries	(2,210,678)		(2,228,903)
Total assets	(2,323,001)		(2,306,300)
Current liabilities	(105,914)		(67,799)
Total (deficit) equity	(1,800,829)		(1,983,721)
Total liabilities and stockholders’ (deficit) equity	(2,323,001)		(2,306,300)
Investment in subsidiary	129,560	256,804
Net cash used in investing activities	129,560	256,804
Intercompany payable	(126,371)	(180,383)
Net cash provided by (used in) financing activities	(129,560)	(256,804)
Net increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents	0	$ 0	$ 0	$ 0
Eliminations | Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current assets	895,929
Investment in subsidiaries	(970,796)
Total assets	(81,276)
Current liabilities	895,929
Total (deficit) equity	(560,947)
Total liabilities and stockholders’ (deficit) equity	(81,276)
Investment in subsidiary	2,380
Net cash used in investing activities	2,380
Intercompany payable	809
Net cash provided by (used in) financing activities	(2,380)
Net increase (decrease) in cash and cash equivalents	0
Cash and cash equivalents	$ 0